Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	€ 3,282	€ 3,721	€ 4,513
Increases	(52)	(424)	(790)
Decreases	0	0	(2)
Others	(274)	(16)
Balance at the end	3,196	3,282	3,721
Depreciation charges	700	700	900
Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	9,810	9,736	9,632
Increases	(761)	292	107
Decreases	(113)	0	(2)
Others	(137)	(218)
Balance at the end	10,321	9,810	9,736
Gross | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning		9,736
Balance at the end			9,736
Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(6,528)	(6,015)	(5,119)
Increases	709	(716)	(897)
Decreases	113		1
Others	(137)	202
Balance at the end	(7,124)	(6,528)	(6,015)
Land | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	172	172	172
Increases	0
Decreases	0
Others	0
Balance at the end	172	172	172
Buildings | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,407	3,407	3,407
Increases	0
Decreases	0
Others	0
Balance at the end	3,407	3,407	3,407
Buildings | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(1,737)	(1,542)	(1,346)
Increases	194	(196)	(196)
Decreases	0
Others	0
Balance at the end	(1,931)	(1,737)	(1,542)
Technical facilities, equipment and tooling
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	300
Technical facilities, equipment and tooling | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	4,856	4,748	4,677
Increases	(336)	108	74
Decreases	(75)	0	(2)
Others	0
Balance at the end	5,118	4,856	4,748
Technical facilities, equipment and tooling | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(3,782)	(3,396)	(2,999)
Increases	384	(386)	(398)
Decreases	75		1
Others	0
Balance at the end	(4,091)	(3,782)	(3,396)
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	200
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,203	1,157	1,081
Increases	(223)	46	33
Decreases	(4)	0
Reclassifications			43
Others	0
Balance at the end	1,422	1,203	1,157
Other property, plant and equipment | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(976)	(874)	(774)
Increases	116	(102)	(100)
Decreases	4
Others	0
Balance at the end	(1,087)	(976)	(874)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	137		43
Increases	(59)	137
Decreases	0
Reclassifications			(43)
Others	(137)
Balance at the end	59	137
Right of use | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	34	252	252
Increases	(143)
Decreases	(34)
Others	0	(218)
Balance at the end	143	34	252
Right of use | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(33)	(203)
Increases	16	(32)	(203)
Decreases	34
Others	0	202
Balance at the end	€ (14)	€ (33)	€ (203)